Convertible Senior Notes (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Carrying Amount of Notes

The carrying amount of the Notes as of December 31, 2020 and 2021 were as follows:

	As of December 31, 2020	As of December 31, 2021
	RMB	RMB	US$
Liability component:
Principal	17,953,650	13,402,897	2,103,207
Less: unamortized debt discount	1,274,874	750,725	117,805
Net carrying amount	16,678,776	12,652,172	1,985,402
Equity component:
Carrying amount	1,744,219	1,793,011	281,363